Tax Matters - Summary of tax-effected temporary differences which result in deferred income tax assets and (liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 0.0	$ 0.0
Deferred tax expense (income) recognised in profit or loss	(100.7)	2.7
Income tax relating to components of other comprehensive income	7.8	0.0	$ 7.2
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	(2.7)
Ending balance	(92.9)	0.0	0.0
Accounting Reserves [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4.0	2.9
Deferred tax expense (income) recognised in profit or loss	(1.4)	1.1
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	2.6	4.0	2.9
Inventory Reserve [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4.1)	(2.9)
Deferred tax expense (income) recognised in profit or loss	0.6	(1.2)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	(3.5)	(4.1)	(2.9)
Non Capital Tax Loss Carryforward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	98.2	110.2
Deferred tax expense (income) recognised in profit or loss	(98.2)	(9.3)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	(2.7)
Ending balance	0.0	98.2	110.2
Capital Tax Loss Carryforward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.2	0.2
Deferred tax expense (income) recognised in profit or loss	1.7	0.0
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	1.9	0.2	0.2
Property Plant And Equipment And Intangible Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(151.3)	(167.1)
Deferred tax expense (income) recognised in profit or loss	6.9	15.8
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	(144.4)	(151.3)	(167.1)
Unrealised foreign exchange gains (losses) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1.2	0.6
Deferred tax expense (income) recognised in profit or loss	(0.3)	0.6
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	0.9	1.2	0.6
Governmental Loans Benefit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(10.3)
Income tax relating to components of other comprehensive income	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0
Ending balance	(10.3)
Financing Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1.0)	(1.3)
Deferred tax expense (income) recognised in profit or loss	1.0	0.3
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	0.0	(1.0)	(1.3)
Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	50.2	57.4
Deferred tax expense (income) recognised in profit or loss	(1.5)	(7.2)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	48.7	50.2	57.4
SRED Expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2.4	0.0
Deferred tax expense (income) recognised in profit or loss	(2.5)	2.4
Income tax relating to components of other comprehensive income	0.0	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0	0.0
Ending balance	(0.1)	2.4	0.0
Transaction Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.0
Deferred tax expense (income) recognised in profit or loss	5.1
Ending balance	5.1	0.0
Unrealized Loss On Cash Flow Hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.0
Deferred tax expense (income) recognised in profit or loss	(1.3)
Income tax relating to components of other comprehensive income	7.8
Ending balance	6.5	0.0
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.2	0.0
Deferred tax expense (income) recognised in profit or loss	(0.5)	0.2
Income tax relating to components of other comprehensive income	0.0
Increase Decrease Through Unrecognized Deferred Tax Asset	0.0
Ending balance	$ (0.3)	$ 0.2	$ 0.0